Income Taxes - Additional Informations (Detail) - CAD ($) $ in Millions		12 Months Ended
	Aug. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [line items]
Transition tax related to US tax reform		$ 1.1	$ (10.0)	$ 31.2
Revaluation due to US tax reform	$ 10.0			$ 12.6
Federal tax rate		27.00%	27.10%
United States [member]
Disclosure of income tax [line items]
Federal tax rate			21.00%	21.00%